Investments (Tables)	12 Months Ended
Dec. 31, 2018
Schedule for Fixed Income Securities at Amortized Cost, Gross Unrealized Gains and Losses and Fair Value

The amortized cost, gross unrealized gains and losses and fair value for fixed income securities are as follows:

	Amortized cost	Gross unrealized		Fair value
($ in thousands)		Gains	Losses
December 31, 2018
U.S. government and agencies	$76,070	$9,394	$—	$85,464
Municipal	615,511	88,530	(118)	703,923
Corporate	3,505,786	118,034	(69,959)	3,553,861
Foreign government	128,926	7,896	—	136,822
ABS	19,906	—	(18)	19,888
RMBS	14,134	969	(24)	15,079
CMBS	6,142	197	(2)	6,337
Redeemable preferred stock	8,635	335	—	8,970

Total fixed income securities	$4,375,110	$225,355	$(70,121)	$4,530,344

December 31, 2017
U.S. government and agencies	$115,747	$12,310	$(5)	$128,052
Municipal	615,231	114,177	(75)	729,333
Corporate	3,570,015	236,659	(10,943)	3,795,731
Foreign government	166,043	13,722	—	179,765
ABS	41,725	210	(127)	41,808
RMBS	20,666	1,303	(14)	21,955
CMBS	11,855	25	(472)	11,408
Redeemable preferred stock	8,726	947	—	9,673

Total fixed income securities	$4,550,008	$379,353	$(11,636)	$4,917,725

Schedule of Net Investment Income

Net investment income

Net investment income for the years ended December 31 is as follows:

($ in thousands)	2018	2017	2016
Fixed income securities	$214,039	$228,507	$226,894
Mortgage loans	30,920	28,263	28,577
Equity securities	5,565	5,465	5,868
Limited partnership interests (1)(2)	43,365	53,917	38,485
Short-term investments	2,966	1,200	826
Policy loans	2,339	2,443	2,456

Investment income, before expense	299,194	319,795	303,106
Investment expense	(11,311)	(9,100)	(7,261)

Net investment income	$287,883	$310,695	$295,845

(1)

Due to the adoption of the recognition and measurement accounting standard on January 1, 2018, limited partnerships previously reported using the cost method are now reported at fair value with changes in fair value recognized in net investment income.

(2)	Includes net investment income of $26.4 million for EMA limited partnership interests and $17.0 million for limited partnership interests carried at fair value for 2018.

Schedule of Realized Capital Gains (Losses) by Asset Type

Realized capital gains (losses) by asset type for the years ended December 31 are as follows:

($ in thousands)	2018	2017	2016
Fixed income securities	$(1,306)	$5,436	$(17,145)
Mortgage loans	466	1,128	—
Equity securities	(16,364)	799	(5,570)
Limited partnership interests	(3,895)	6,451	590
Derivatives	638	52,506	23,781
Short-term investments	(93)	12	(17)

Realized capital gains (losses)	$(20,554)	$66,332	$1,639

Schedule of Realized Capital Gains (Losses) by Transaction Type

Realized capital gains (losses) by transaction type for the years ended December 31 are as follows:

($ in thousands)	2018	2017	2016
Impairment write-downs (1)	$(285)	$(5,370)	$(15,303)
Change in intent write-downs (1)	—	—	(654)

Net OTTI losses recognized in earnings	(285)	(5,370)	(15,957)
Sales (1)	(1,548)	19,196	(6,185)
Valuation of equity investments (1)(2)	(19,359)	—	—
Valuation and settlements of derivative instruments	638	52,506	23,781

Realized capital gains (losses)	$(20,554)	$66,332	$1,639

(1)

Due to the adoption of the recognition and measurement accounting standard, equity securities are reported at fair value with changes in fair value recognized in valuation of equity investments and are no longer included in impairment write-downs, change in intent write-downs and sales.

(2)	Includes valuation of equity securities and certain limited partnership interests where the underlying assets are predominately public equity securities.

Schedule of Net Pre-Tax Appreciation (Decline) of Equity Securities and Limited Partnership Interests Carried at Fair Value Recognized in Net Income

The following table presents the net pre-tax appreciation (decline) during 2018 of equity securities and limited partnership interests carried at fair value still held as of December 31, 2018, recognized in net income.

($ in thousands)	For the year ended December 31, 2018
Equity securities	$(12,897)
Limited partnership interests carried at fair value	16,968

Total	$4,071

Schedule of Other-Than-Temporary Impairment Losses by Asset Type

OTTI losses by asset type for the years ended December 31 are as follows:

	2018			2017			2016
($ in thousands)	Gross	Included in OCI	Net	Gross	Included in OCI	Net	Gross	Included in OCI	Net
Fixed income securities:
Corporate	$—	$—	$—	$(1,481)	$—	$(1,481)	$(8,306)	$4,205	$(4,101)
RMBS	—	—	—	—	—	—	1	(1)	—
CMBS	(68)	(217)	(285)	(2,338)	893	(1,445)	(785)	452	(333)

Total fixed income securities	(68)	(217)	(285)	(3,819)	893	(2,926)	(9,090)	4,656	(4,434)
Equity securities (1)	—	—	—	(2,422)	—	(2,422)	(11,103)	—	(11,103)
Limited partnership interests (1)	—	—	—	(22)	—	(22)	(420)	—	(420)

OTTI losses	$(68)	$(217)	$(285)	$(6,263)	$893	$(5,370)	$(20,613)	$4,656	$(15,957)

(1)

Due to the adoption of the recognition and measurement accounting standard on January 1, 2018, equity securities and limited partnerships previously reported using the cost method are now reported at fair value with changes in fair value recognized in net income and are no longer included in the table above.

Schedule of other-than-temporary impairment losses on fixed income securities included in Accumulated Other Comprehensive Income

The total amount of OTTI losses included in AOCI at the time of impairment for fixed income securities, which were not included in earnings, are presented in the following table. The amounts exclude $1.9 million and $1.3 million as of December 31, 2018 and 2017, respectively, of net unrealized gains related to changes in valuation of the fixed income securities subsequent to the impairment measurement date.

($ in thousands)	December 31, 2018	December 31, 2017
CMBS	$(358)	$(975)

Schedule of Rollforwards of Cumulative Credit Losses Recognized in Earnings for Fixed Income Securities Held

Rollforwards of the cumulative credit losses recognized in earnings for fixed income securities held as of December 31 are as follows:

($ in thousands)	2018	2017	2016
Beginning balance	$(3,192)	$(4,594)	$(1,173)
Additional credit loss for securities previously other-than-temporarily impaired	(285)	(128)	(357)
Additional credit loss for securities not previously other-than-temporarily impaired	—	(2,798)	(4,077)
Reduction in credit loss for securities disposed or collected	793	4,328	1,013

Ending balance	$(2,684)	$(3,192)	$(4,594)

Schedule of Unrealized Net Capital Gains and Losses Included in Accumulated Other Comprehensive Income

Unrealized net capital gains and losses included in AOCI are as follows:

($ in thousands)	Fair value	Gross unrealized		Unrealized net gains (losses)
December 31, 2018		Gains	Losses
Fixed income securities	$4,530,344	$225,355	$(70,121)	$155,234
Short-term investments	88,548	—	(4)	(4)
EMA limited partnerships (1)				(50)

Unrealized net capital gains and losses, pre-tax				155,180
Amounts recognized for:
Insurance reserves (2)				(80,628)
DAC and DSI (3)				(2,277)

Amounts recognized				(82,905)
Deferred income taxes				(15,178)

Unrealized net capital gains and losses, after-tax				$57,097

(1)

Unrealized net capital gains and losses for limited partnership interests represent the Company’s share of EMA limited partnerships’ other comprehensive income. Fair value and gross unrealized gains and losses are not applicable.

(2)

The insurance reserves adjustment represents the amount by which the reserve balance would increase if the net unrealized gains in the applicable product portfolios were realized and reinvested at lower interest rates, resulting in a premium deficiency. This adjustment primarily relates to structured settlement annuities with life contingencies (a type of immediate annuities with life contingencies).

(3)

The DAC and DSI adjustment balance represents the amount by which the amortization of DAC and DSI would increase or decrease if the unrealized gains or losses in the respective product portfolios were realized.

($ in thousands)	Fair value	Gross unrealized		Unrealized net gains (losses)
December 31, 2017		Gains	Losses
Fixed income securities	$4,917,725	$379,353	$(11,636)	$367,717
Equity securities	194,533	42,758	(388)	42,370
Short-term investments	88,786	—	(13)	(13)
EMA limited partnerships				(10)

Unrealized net capital gains and losses, pre-tax				410,064
Amounts recognized for:
Insurance reserves				(222,342)
DAC and DSI				(9,057)

Amounts recognized				(231,399)
Deferred income taxes				(37,520)

Unrealized net capital gains and losses, after-tax				$141,145

Schedule of Change in Unrealized net Capital Gains and Losses

The change in unrealized net capital gains and losses for the years ended December 31 is as follows:

($ in thousands)	2018	2017	2016
Fixed income securities	$(212,483)	$29,700	$41,965
Equity securities (1)	—	32,927	12,743
Short-term investments	9	(12)	(3)
EMA limited partnerships	(40)	51	(3)

Total	(212,514)	62,666	54,702
Amounts recognized for:
Insurance reserves	141,714	(165,992)	(11,943)
DAC and DSI	6,780	1,465	(4,984)

Amounts recognized	148,494	(164,527)	(16,927)
Deferred income taxes	13,445	60,664	(13,221)

(Decrease) increase in unrealized net capital gains and losses, after-tax	$(50,575)	$(41,197)	$24,554

(1)

Upon adoption of the recognition and measurement accounting standard on January 1, 2018, $42.4 million of pre-tax unrealized net capital gains for equity securities were reclassified from AOCI to retained income. See Note 2 for further details.

Summary of Gross Unrealized Losses and Fair Value of Fixed Income and Equity Securities by Length of Time

The following table summarizes the gross unrealized losses and fair value of fixed income and equity securities by the length of time that individual securities have been in a continuous unrealized loss position.

	Less than 12 months			12 months or more			Total unrealized losses
($ in thousands)	Number of issues	Fair value	Unrealized losses	Number of issues	Fair value	Unrealized losses
December 31, 2018
Fixed income securities
Municipal	1	$9,371	$(11)	1	$4,893	$(107)	$(118)
Corporate	451	1,308,566	(40,510)	123	480,729	(29,449)	(69,959)
ABS	1	10,010	(9)	1	9,878	(9)	(18)
RMBS	90	1,086	(5)	19	826	(19)	(24)
CMBS	—	—	—	1	113	(2)	(2)

Total fixed income securities	543	$1,329,033	$(40,535)	145	$496,439	$(29,586)	$(70,121)

Investment grade fixed income securities	309	$1,111,745	$(27,375)	122	$470,388	$(26,471)	$(53,846)
Below investment grade fixed income securities	234	217,288	(13,160)	23	26,051	(3,115)	(16,275)

Total fixed income securities	543	$1,329,033	$(40,535)	145	$496,439	$(29,586)	$(70,121)

December 31, 2017
Fixed income securities
U.S. government and agencies	2	$39,867	$(5)	—	$—	$—	$(5)
Municipal	1	4,925	(75)	—	—	—	(75)
Corporate	147	527,594	(4,216)	47	191,534	(6,727)	(10,943)
ABS	4	24,836	(127)	—	—	—	(127)
RMBS	47	1,720	(10)	24	216	(4)	(14)
CMBS	—	—	—	2	8,325	(472)	(472)
Redeemable preferred stock	1	1	—	—	—	—	—

Total fixed income securities	202	598,943	(4,433)	73	200,075	(7,203)	(11,636)
Equity securities	63	7,294	(330)	3	759	(58)	(388)

Total fixed income and equity securities	265	$606,237	$(4,763)	76	$200,834	$(7,261)	$(12,024)

Investment grade fixed income securities	137	$532,387	$(3,093)	64	$185,093	$(6,447)	$(9,540)
Below investment grade fixed income securities	65	66,556	(1,340)	9	14,982	(756)	(2,096)

Total fixed income securities	202	$598,943	$(4,433)	73	$200,075	$(7,203)	$(11,636)

Schedule of Commercial Mortgage Loans by Geographic Distribution

The following table shows the principal geographic distribution of commercial real estate represented in the Company’s mortgage loan portfolio. No other state represented more than 5% of the portfolio as of December 31.

(% of mortgage loan portfolio carrying value)	2018	2017
California	18.4%	19.4%
Texas	16.1	14.5
North Carolina	8.8	5.0
New Jersey	6.6	8.5
Nevada	6.3	3.8
Illinois	6.1	5.7

Schedule of Types of Properties Collateralizing Commercial Mortgage Loans

The types of properties collateralizing the mortgage loans as of December 31 are as follows:

(% of mortgage loan portfolio carrying value)	2018	2017
Apartment complex	31.3%	26.3%
Office buildings	27.2	28.2
Retail	17.3	19.3
Warehouse	15.7	16.5
Other	8.5	9.7

Total	100.0%	100.0%

Summary of Carrying Value of Non-Impaired Mortgage Loans by Debt Service Coverage Ration Distribution

The following table reflects the carrying value of non-impaired mortgage loans summarized by debt service coverage ratio distribution as of December 31.

	2018			2017
($ in thousands) Debt service coverage ratio distribution	Fixed rate mortgage loans	Variable rate mortgage loans	Total	Fixed rate mortgage loans	Variable rate mortgage loans	Total
Below 1.0	$—	$—	$—	$—	$—	$—
1.0 - 1.25	25,447	—	25,447	50,411	—	50,411
1.26 - 1.50	189,063	—	189,063	172,800	—	172,800
Above 1.50	453,153	28,399	481,552	405,931	—	405,931

Total non-impaired mortgage loans	$667,663	$28,399	$696,062	$629,142	$—	$629,142

Schedule of Municipal Bonds Held For Investment by Geographic Distribution

The Company maintains a diversified portfolio of municipal bonds which totaled $703.9 million and $729.3 million as of December 31, 2018 and 2017, respectively. The municipal bond portfolio includes general obligations of state and local issuers and revenue bonds (including pre refunded bonds, which are bonds for which an irrevocable trust has been established to fund the remaining payments of principal and interest). The following table shows the principal geographic distribution of municipal bond issuers represented in the Company’s portfolio as of December 31. No other state represents more than 5% of the portfolio.

(% of municipal bond portfolio carrying value)	2018	2017
California	28.1%	27.7%
Texas	12.2	11.9
Oregon	7.6	7.2
Illinois	5.9	5.8

Mortgage loans
Schedule of Securities Based on Contractual Maturities

The contractual maturities of the mortgage loan portfolio as of December 31, 2018 are as follows:

($ in thousands)	Number of loans	Carrying value	Percent
2019	1	$10,000	1.4%
2020	6	27,402	3.9
2021	11	69,528	10.0
2022	13	84,178	12.1
Thereafter	68	504,954	72.6

Total	99	$696,062	100.0%

Fixed income securities
Schedule of Securities Based on Contractual Maturities

Scheduled maturities

The scheduled maturities for fixed income securities are as follows as of December 31, 2018:

($ in thousands)	Amortized cost	Fair value
Due in one year or less	$310,224	$315,802
Due after one year through five years	1,495,331	1,516,902
Due after five years through ten years	1,502,982	1,498,622
Due after ten years	1,026,391	1,157,714

	4,334,928	4,489,040
ABS, RMBS and CMBS	40,182	41,304

Total	$4,375,110	$4,530,344